Subsequent Events (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Event 2
Subsequent Event, Date	Jan. 12, 2022
Subsequent Event, Description	the Company contributed an additional capital investment of $100,000 to the Bonanza Project
Additional capital investment | $	$ 100,000
Event 3
Subsequent Event, Date	Jan. 18, 2022
Subsequent Event, Description	the Company issued 220,000 common shares to officers and directors of the Company relating to fiscal 2021 compensation. Refer to Note 6(g
Stock Issued During Period, Shares, New Issues | shares	220,000
Event 4
Subsequent Event, Date	Jan. 18, 2022
Stock Issued During Period, Shares, New Issues | shares	100,000
Stock Issued | $	$ 146,000
Event 5
Subsequent Event, Date	Jan. 22, 2022
Subsequent Event, Description	the Company issued 50,000 common shares with a fair value of $83,500 to the spouse of the Chief Executive Officer of the Company for consulting services. The fair value of common shares was based on the end of day trading price of the Company’s common stock on the date of issuance
Stock Issued During Period, Shares, New Issues | shares	50,000
Stock Issued | $	$ 83,500
Event 6
Subsequent Event, Date	Jan. 22, 2022
Subsequent Event, Description	the Company issued 50,000 common shares at $1.00 per share for proceeds of $50,000
Stock Issued During Period, Shares, New Issues | shares	50,000
Stock Issued | $	$ 50,000
Common Stock
Subsequent Event, Date	Jan. 11, 2022
Subsequent Event, Description	the Company issued 250,000 common shares at $1.00 per share for proceeds of $250,000, of which $150,000 was received as of December 31, 2021
Stock Issued During Period, Shares, New Issues | shares	250,000
Stock Issued | $	$ 250,000